Basis of presentation and summary of significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of changes in presentation of consolidated statements of cash flows

The following tables present the effects of the changes in presentation within the Statements of Cash Flows:

	For the three months ended March 31, 2023
	As Previously Reported	Adjustment	As Adjusted
Consolidated Statement of Cash Flows
Cash flows from operating activities
Settlement receivables, net	$38,223	$(38,223)	-
Funds payable and amounts due to customers	(177,198)	177,198	-
Net cash provided by operating activities	$(118,961)	$138,975	20,014

Cash flows from financing activities
Settlement funds - merchants and customers, net	$-	$(138,975)	(138,975)
Net cash provided by financing activities	$(55,583)	$(138,975)	(194,558)